UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002051569

Towd Point Mortgage Trust 2025-HE1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Chetan Vohra, (646) 885-3589

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Executive Summary/Narrative

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Summary

Schedule 5 - Supplemental Data

Schedule 6 - ASF

Schedule 7 - Supplemental HELOC

Schedule 8 - Business Purpose

Schedule 9 - Data Compare Summary (Total)

Schedule 10 – List of Reviewed Loans Removed from the Transaction

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CRM 2 DEPOSITOR, LLC

(Depositor)

Date: July 25, 2025

/s/ Chetan Vohra

Name: Chetan Vohra

Title:    Senior Managing Director